Share Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Summary of Option Activitiy and Changes

There was no option activity during the year ended December 31, 2025.

			Weighted- average		Weighted-
		Weighted-	remaining	Aggregated	average
	Number of	average	contractual	intrinsic	grant date
Share options	shares	exercise price	term(years)	value	fair value
		RMB		RMB	RMB
Outstanding, December 31, 2024	31,550	560.95	2.81	—	271.90
Forfeited	—	—	—	—	—
Outstanding, December 31, 2025	31,550	560.95	1.81	—	271.90